FAIR VALUE MEASUREMENTS - Changes in Fair Value (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in fair value	$ 3,000	$ 153,000	$ (334,000)	$ (4,158,000)
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	3,000	$ 338,000	338,000	0
Assumed in business combination at fair value				4,496,000
Changes in fair value	3,000		(335,000)	(4,158,000)
Ending balance	$ 6,000		$ 3,000	$ 338,000